UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	VANGUARD WORLD FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1:	Schedule of Investments

November 30, 2004

Vanguard Calvert Social Index	Shares	Market Value (000)
COMMON STOCKS (99.9%)

Auto & Transportation (2.0%)
United Parcel Service, Inc.	28,625	$2,409
FedEx Corp.	14,669	1,394
Harley-Davidson, Inc.	14,422	834
Southwest Airlines Co.	34,565	544
Genuine Parts Co.	8,479	368
Expeditors International of Washington, Inc.	5,201	277
C.H. Robinson Worldwide, Inc.	3,968	213
BorgWarner, Inc.	2,700	135
Gentex Corp.	3,800	123
CNF Inc.	2,465	115
* JetBlue Airways Corp.	4,193	101
ArvinMeritor, Inc.	3,400	75
Visteon Corp.	6,100	52

		6,640

Consumer Discretionary (14.1%)
Home Depot, Inc.	108,416	4,526
* Time Warner, Inc.	214,650	3,801
* eBay Inc.	24,183	2,719
* Yahoo! Inc.	56,340	2,119
Target Corp.	40,354	2,067
Gillette Co.	44,528	1,936
Lowe's Cos., Inc.	34,759	1,923
Kimberly-Clark Corp.	24,080	1,532
Liberty Media Corp.	120,211	1,242
* Starbucks Corp.	19,427	1,093
Costco Wholesale Corp.	22,441	1,091
Avon Products, Inc.	23,150	869
The McGraw-Hill Cos., Inc.	9,359	821
Staples, Inc.	24,309	776
Omnicom Group Inc.	9,107	738
Best Buy Co., Inc.	12,888	727
* Electronic Arts Inc.	14,586	713
The Gap, Inc.	32,011	699
* Kohl's Corp.	14,785	682
* Apollo Group, Inc. Class A	7,765	619
* Bed Bath & Beyond, Inc.	14,554	581
* Amazon.com, Inc.	14,347	569
Eastman Kodak Co.	13,952	456
Harman International Industries, Inc.	3,249	399
* Sirius Satellite Radio, Inc.	60,086	399
* Univision Communications Inc.	12,406	373
R.R. Donnelley & Sons Co.	10,655	370
* XM Satellite Radio Holdings, Inc.	9,975	368
* EchoStar Communications Corp. Class A	10,461	343
Black & Decker Corp.	3,940	331
Newell Rubbermaid, Inc.	13,458	311
Dollar General Corp.	14,845	293
New York Times Co. Class A	7,113	292
* Liberty Media International Inc. Class A	6,617	285
Washington Post Co. Class B	298	279
Estee Lauder Cos. Class A	5,985	261
* Office Depot, Inc.	14,993	246
PETsMART, Inc.	6,973	239
Family Dollar Stores, Inc.	7,729	226
Nordstrom, Inc.	5,138	225
Robert Half International, Inc.	8,255	223
Jones Apparel Group, Inc.	6,179	220
Manpower Inc.	4,404	213
CDW Corp.	3,138	206
Fastenal Co.	3,258	199
Darden Restaurants Inc.	7,232	197
Ross Stores, Inc.	7,319	197
* ChoicePoint Inc.	4,300	189
Alberto-Culver Co. Class B	4,009	186
The Stanley Works	3,948	185
E.W. Scripps Co. Class A	3,918	183
Whirlpool Corp.	2,807	181
* Williams-Sonoma, Inc.	4,524	166
* Iron Mountain, Inc.	5,375	162
* Brinker International, Inc.	4,732	161
* Lamar Advertising Co. Class A	4,016	158
Sabre Holdings Corp.	6,774	156
Outback Steakhouse	3,600	156
* Dollar Tree Stores, Inc.	5,574	155
* Advance Auto Parts, Inc.	3,621	149
* Monster Worldwide Inc.	5,224	147
* CarMax, Inc.	5,063	141
* Getty Images, Inc.	2,294	134
* Tech Data Corp.	2,870	130
The Corporate Executive Board Co.	1,900	127
* The Cheesecake Factory	2,500	122
Belo Corp. Class A	4,839	122
* O'Reilly Automotive, Inc.	2,690	117
* Pixar, Inc.	1,274	115
The Brink's Co.	2,766	107
* ITT Educational Services, Inc.	2,200	105
* Convergys Corp.	6,901	103
Meredith Corp.	1,942	102
* BJ's Wholesale Club, Inc.	3,399	101
* Education Management Corp.	2,982	99
Regis Corp.	2,100	94
Borders Group, Inc.	3,804	87
Reebok International Ltd.	2,200	86
Lee Enterprises, Inc.	1,775	85
* Valassis Communications, Inc.	2,464	84
The Toro Co.	1,150	83
Saks Inc.	5,960	83
Ruby Tuesday, Inc.	2,992	82
Snap-On Inc.	2,579	81
American Greetings Corp. Class A	3,056	81
* R.H. Donnelley Corp.	1,478	81
* Weight Watchers International, Inc.	2,005	79
SCP Pool Corp.	2,520	79
* Laureate Education Inc.	2,015	79
Strayer Education, Inc.	732	79
* Corinthian Colleges, Inc.	4,418	77
* United Stationers, Inc.	1,571	75
* Earthlink, Inc.	6,857	74
* CEC Entertainment Inc.	1,800	73
* The Yankee Candle Co., Inc.	2,355	72
Ethan Allen Interiors, Inc.	1,800	71
* Barnes & Noble, Inc.	2,599	70
Maytag Corp.	3,496	70
* Ask Jeeves, Inc.	2,681	69
* Timberland Co.	1,071	68
The McClatchy Co. Class A	967	68
* Entercom Communications Corp.	1,870	67
Harte-Hanks, Inc.	2,582	67
* P.F. Chang's China Bistro, Inc.	1,148	65
John Wiley & Sons Class A	1,882	62
Media General, Inc. Class A	972	60
* CNET Networks, Inc.	6,433	60
Furniture Brands International Inc.	2,400	58
* Arbitron Inc.	1,500	56
* Panera Bread Co.	1,398	56
* Linens 'n Things, Inc.	2,200	55
* Tractor Supply Co.	1,694	54
Blyth, Inc.	1,700	50
* DeVry, Inc.	2,900	49
The Pep Boys (Manny, Moe & Jack)	2,824	44
* Tommy Hilfiger Corp.	4,499	44
* DoubleClick Inc.	5,542	42
* Krispy Kreme Doughnuts, Inc.	2,875	29
Viad Corp.	1,162	28

		45,929

Consumer Staples (4.8%)
The Procter & Gamble Co.	125,396	6,706
Walgreen Co.	50,012	1,909
Colgate-Palmolive Co.	25,977	1,195
Sysco Corp.	31,180	1,083
CVS Corp.	19,461	883
General Mills, Inc.	14,639	666
H.J. Heinz Co.	17,097	635
Kellogg Co.	11,494	502
Wm. Wrigley Jr. Co.	6,887	474
Hershey Foods Corp.	8,360	433
Whole Foods Market, Inc.	2,986	271
McCormick & Co., Inc.	5,914	216
SuperValu Inc.	6,579	208
J.M. Smucker Co.	2,818	128
* Del Monte Foods Co.	9,545	104
Church & Dwight, Inc.	3,024	94
* NBTY, Inc.	3,000	78
* Performance Food Group Co.	2,314	61

		15,646

Financial Services (30.0%)
Bank of America Corp.	198,350	9,178
American International Group, Inc.	111,635	7,072
JPMorgan Chase & Co.	173,735	6,541
Wells Fargo & Co.	82,315	5,085
Wachovia Corp.	78,294	4,052
Fannie Mae	47,264	3,247
American Express Co.	54,804	3,053
U.S. Bancorp	91,699	2,717
Freddie Mac	33,610	2,294
The Goldman Sachs Group, Inc.	20,137	2,110
Washington Mutual, Inc.	42,476	1,729
First Data Corp.	41,804	1,718
MBNA Corp.	55,075	1,463
Automatic Data Processing, Inc.	28,853	1,314
The Bank of New York Co., Inc.	37,780	1,243
Prudential Financial, Inc.	25,252	1,236
SunTrust Banks, Inc.	16,798	1,198
St. Paul Travelers Cos., Inc.	32,582	1,189
Fifth Third Bancorp	23,038	1,160
BB&T Corp.	27,054	1,148
SLM Corp.	21,270	1,088
National City Corp.	28,393	1,053
AFLAC Inc.	24,796	933
Capital One Financial Corp.	11,716	921
The Hartford Financial Services Group Inc.	14,173	907
Golden West Financial Corp.	7,459	889
Progressive Corp. of Ohio	9,282	845
Regions Financial Corp.	22,477	786
PNC Financial Services Group	13,753	748
State Street Corp.	16,394	730
The Chubb Corp.	9,342	712
KeyCorp	19,791	659
North Fork Bancorp, Inc.	21,185	610
Mellon Financial Corp.	20,653	603
Charles Schwab Corp.	54,323	586
The Principal Financial Group, Inc.	15,250	575
ACE Ltd.	13,801	558
Paychex, Inc.	16,321	541
XL Capital Ltd. Class A	6,801	512
Moody's Corp.	6,129	495
M & T Bank Corp.	4,597	485
Comerica, Inc.	7,751	477
Northern Trust Corp.	10,071	474
CIGNA Corp.	6,707	470
Franklin Resources Corp.	6,894	452
AmSouth Bancorp	17,303	449
CIT Group Inc.	10,282	440
Ambac Financial Group, Inc.	5,309	432
MBIA, Inc.	7,036	422
Marshall & Ilsley Corp.	10,060	419
Lincoln National Corp.	8,546	393
* SunGard Data Systems, Inc.	14,104	374
T. Rowe Price Group Inc.	6,204	367
Sovereign Bancorp, Inc.	16,715	365
* Fiserv, Inc.	9,470	365
H & R Block, Inc.	7,461	356
Cincinnati Financial Corp.	7,695	345
Jefferson-Pilot Corp.	6,885	339
Synovus Financial Corp.	12,540	339
Legg Mason Inc.	4,935	336
Fidelity National Financial, Inc.	7,831	336
SAFECO Corp.	6,752	327
MGIC Investment Corp.	4,792	326
Popular, Inc.	11,904	315
Banknorth Group, Inc.	8,385	302
Torchmark Corp.	5,383	296
Zions Bancorp	4,390	292
Compass Bancshares Inc.	6,019	280
Willis Group Holdings Ltd.	7,145	270
The Chicago Mercantile Exchange	1,373	269
First Horizon National Corp.	6,000	262
Huntington Bancshares Inc.	10,524	255
* E*TRADE Group, Inc.	17,689	245
Commerce Bancorp, Inc.	3,885	243
Everest Re Group, Ltd.	2,763	233
New York Community Bancorp, Inc.	11,673	231
Radian Group, Inc.	4,483	230
* Providian Financial Corp.	14,150	227
White Mountains Insurance Group Inc.	365	225
Hibernia Corp. Class A	7,541	218
Doral Financial Corp.	4,500	209
* The Dun & Bradstreet Corp.	3,475	206
UnumProvident Corp.	12,889	201
Mercantile Bankshares Corp.	3,864	199
TCF Financial Corp.	6,424	199
Associated Banc-Corp	5,858	195
* Ameritrade Holding Corp.	13,854	193
The PMI Group Inc.	4,656	192
People's Bank	4,522	180
RenaissanceRe Holdings Ltd.	3,300	166
Independence Community Bank Corp.	3,871	164
Commerce Bancshares, Inc.	3,360	164
W.R. Berkley Corp.	3,562	162
PartnerRe Ltd.	2,637	161
* DST Systems, Inc.	3,275	160
* AmeriCredit Corp.	7,545	158
A.G. Edwards & Sons, Inc.	3,863	151
City National Corp.	2,205	151
Sky Financial Group, Inc.	5,200	151
New Century REIT, Inc.	2,346	148
* Markel Corp.	447	144
Leucadia National Corp.	2,278	143
Astoria Financial Corp.	3,402	141
Eaton Vance Corp.	2,918	140
Arthur J. Gallagher & Co.	4,545	139
Investors Financial Services Corp.	3,172	139
Federated Investors, Inc.	4,716	139
* Conseco, Inc.	7,238	137
Colonial BancGroup, Inc.	6,458	137
Valley National Bancorp	4,791	134
Fulton Financial Corp.	5,949	133
Hudson City Bancorp, Inc.	3,287	132
Webster Financial Corp.	2,633	132
SEI Corp.	3,344	131
Protective Life Corp.	3,080	129
First American Corp.	3,817	126
Bank of Hawaii Corp.	2,527	123
Cullen/Frost Bankers, Inc.	2,500	120
* CheckFree Corp.	3,208	119
Wilmington Trust Corp.	3,285	119
First BanCorp Puerto Rico	1,818	117
Fair, Isaac, Inc.	3,400	113
StanCorp Financial Group, Inc.	1,400	111
Brown & Brown, Inc.	2,700	109
Nationwide Financial Services, Inc.	2,800	105
Unitrin, Inc.	2,196	105
The South Financial Group, Inc.	3,300	105
East West Bancorp, Inc.	2,483	103
HCC Insurance Holdings, Inc.	3,100	103
Washington Federal Inc.	3,808	103
Global Payments Inc.	1,845	102
UCBH Holdings, Inc.	2,162	98
Jefferies Group, Inc.	2,400	97
FirstMerit Corp.	3,542	97
Deluxe Corp.	2,451	97
* BISYS Group, Inc.	5,929	95
IndyMac Bancorp, Inc.	2,913	95
Westamerica Bancorporation	1,600	93
* Affiliated Managers Group, Inc.	1,460	93
Dow Jones & Co., Inc.	2,162	92
Cathay General Bancorp	2,362	91
Whitney Holdings Corp.	1,951	90
Waddell & Reed Financial, Inc.	3,950	90
BancorpSouth, Inc.	3,598	89
Hudson United Bancorp	2,200	89
Commerce Group, Inc.	1,500	89
Old National Bancorp	3,300	86
* Allmerica Financial Corp.	2,573	84
AmerUs Group Co.	1,921	84
First Midwest Bancorp, Inc.	2,223	83
American National Insurance Co.	806	82
Park National Corp.	593	81
Texas Regional Bancshares, Inc.	2,214	79
Southwest Bancorporation of Texas, Inc.	3,200	78
Fremont General Corp.	3,232	77
* CapitalSource Inc.	3,312	77
United Bankshares, Inc.	2,000	77
Trustmark Corp.	2,470	76
IPC Holdings Ltd.	1,748	74
Erie Indemnity Co. Class A	1,416	74
Mercury General Corp.	1,300	74
Transatlantic Holdings, Inc.	1,250	73
Greater Bay Bancorp	2,500	73
* Silicon Valley Bancshares	1,700	71
Jack Henry & Associates Inc.	3,700	71
Chittenden Corp.	2,325	69
Pacific Capital Bancorp	2,075	68
Citizens Banking Corp.	1,800	63
* La Quinta Corp. REIT	7,822	63
* Ohio Casualty Corp.	2,900	62
Downey Financial Corp.	1,000	58
* United Rentals, Inc.	3,197	57
Commercial Federal Corp.	1,900	55
Hilb, Rogal and Hamilton Co.	1,564	54

		97,740

Health Care (15.2%)
Pfizer Inc.	368,106	10,222
Johnson & Johnson	144,770	8,733
* Amgen, Inc.	61,745	3,707
Merck & Co., Inc.	108,239	3,033
Medtronic, Inc.	58,964	2,833
Bristol-Myers Squibb Co.	94,872	2,229
Cardinal Health, Inc.	20,935	1,094
* Boston Scientific Corp.	29,463	1,026
* Biogen Idec Inc.	16,461	966
* WellPoint Health Networks Inc. Class A	7,662	958
* Caremark Rx, Inc.	22,642	810
* Gilead Sciences, Inc.	20,922	721
* Forest Laboratories, Inc.	18,079	705
* Anthem, Inc.	6,823	691
* St. Jude Medical, Inc.	17,206	656
Becton, Dickinson & Co.	11,504	630
* Genzyme Corp.-General Division	11,141	624
Stryker Corp.	13,548	596
Biomet, Inc.	11,456	548
Allergan, Inc.	6,606	486
McKesson Corp.	13,360	395
Quest Diagnostics, Inc.	3,954	371
* Laboratory Corp. of America Holdings	6,964	334
AmerisourceBergen Corp.	5,479	323
* MedImmune Inc.	12,107	322
* Varian Medical Systems, Inc.	6,642	279
IMS Health, Inc.	11,594	262
Health Management Associates Class A	11,760	260
* Hospira, Inc.	7,579	244
* Patterson Cos	5,682	232
* Express Scripts Inc.	3,048	219
Beckman Coulter, Inc.	3,000	196
* Millennium Pharmaceuticals, Inc.	14,764	186
* Lincare Holdings, Inc.	4,820	186
DENTSPLY International Inc.	3,456	182
* Coventry Health Care Inc.	3,587	178
* Barr Pharmaceuticals Inc.	4,403	172
Omnicare, Inc.	5,112	166
* DaVita, Inc.	4,844	161
* IVAX Corp.	10,258	160
* Invitrogen Corp.	2,572	156
* Health Net Inc.	5,429	148
* Cytyc Corp.	5,427	146
* Henry Schein, Inc.	2,126	139
Universal Health Services Class B	2,682	122
* Millipore Corp.	2,400	117
* Edwards Lifesciences Corp.	2,966	112
* Dade Behring Holdings Inc.	2,051	110
* WebMD Corp.	15,058	109
Cooper Cos., Inc.	1,561	109
* Renal Care Group, Inc.	3,202	107
* Respironics, Inc.	1,900	105
* Pharmaceutical Product Development, Inc.	2,400	101
Medicis Pharmaceutical Corp.	2,732	101
* Affymetrix, Inc.	2,925	99
* Gen-Probe Inc.	2,451	98
* MGI Pharma, Inc.	3,506	95
* IDEXX Laboratories Corp.	1,700	88
* OSI Pharmaceuticals, Inc.	1,800	86
Select Medical Corp.	4,799	84
* ResMed Inc.	1,669	84
* Amylin Pharmaceuticals, Inc.	4,044	82
* Neurocrine Biosciences, Inc.	1,779	82
* Protein Design Labs, Inc.	4,504	82
* First Health Group Corp.	4,479	80
* Apria Healthcare Group Inc.	2,500	77
Invacare Corp.	1,500	76
* Nektar Therapeutics	3,990	75
* VCA Antech, Inc.	3,916	73
* Techne Corp.	1,900	71
* ICOS Corp.	2,917	70
* PAR Pharmaceutical Cos. Inc.	1,688	67
* Accredo Health, Inc.	2,350	64
* LifePoint Hospitals, Inc.	1,700	63
* Martek Biosciences Corp.	1,425	55
* Onyx Pharmaceuticals, Inc.	1,605	50
* Taro Pharmaceutical Industries Ltd.	1,176	35

		49,514

Materials & Processing (1.6%)
Masco Corp.	21,730	766
Weyerhaeuser Co.	10,876	718
Praxair, Inc.	15,818	710
Air Products & Chemicals, Inc.	10,352	593
* American Standard Cos., Inc.	8,737	340
Ecolab, Inc.	8,984	314
Avery Dennison Corp.	4,743	278
* Sealed Air Corp.	4,064	209
The St. Joe Co.	3,472	190
Sigma-Aldrich Corp.	2,941	176
Bemis Co., Inc.	5,245	146
Sonoco Products Co.	4,752	135
Lubrizol Corp.	3,171	110
Harsco Corp.	2,054	109
Hughes Supply, Inc.	2,988	98
Corn Products International, Inc.	1,664	91
AptarGroup Inc.	1,675	88
Airgas, Inc.	3,045	81
York International Corp.	1,996	74
Worthington Industries, Inc.	3,400	73

		5,299

Other Energy (0.7%)
XTO Energy, Inc.	12,609	458
EOG Resources, Inc.	5,764	433
* Smith International, Inc.	5,135	311
Pioneer Natural Resources Co.	7,057	248
Chesapeake Energy Corp.	12,922	233
Equitable Resources, Inc.	2,900	173
* Cooper Cameron Corp.	2,700	141
* Grant Prideco, Inc.	5,345	115
Patina Oil & Gas Corp.	3,290	109
* FMC Technologies Inc.	3,139	103
* Key Energy Services, Inc.	6,200	78

		2,402

Producer Durables (4.6%)
* Applied Materials, Inc.	82,640	1,375
Emerson Electric Co.	20,538	1,372
Illinois Tool Works, Inc.	12,660	1,193
Deere & Co.	12,115	869
Danaher Corp.	12,497	711
* Xerox Corp.	40,966	628
* Lexmark International, Inc.	6,245	530
Pitney Bowes, Inc.	11,333	496
* Agilent Technologies, Inc.	21,317	488
Parker Hannifin Corp.	5,794	433
* KLA-Tencor Corp.	9,540	430
Dover Corp.	9,930	402
D. R. Horton, Inc.	10,722	377
Cooper Industries, Inc. Class A	4,500	298
Pulte Homes, Inc.	5,149	285
* Waters Corp.	5,933	277
W.W. Grainger, Inc.	3,951	244
* Novellus Systems, Inc.	7,525	203
* NVR, Inc.	289	200
Pentair, Inc.	4,914	197
* American Tower Corp. Class A	10,808	196
American Power Conversion Corp.	9,097	192
* Crown Castle International Corp.	10,905	184
Diebold, Inc.	3,452	184
* LAM Research Corp.	6,593	171
Garmin Ltd.	2,814	164
Pall Corp.	6,007	163
* Teradyne, Inc.	9,427	161
KB HOME	1,812	159
Tektronix, Inc.	4,300	135
Cummins Inc.	1,656	132
Graco, Inc.	3,416	125
Hubbell Inc. Class B	2,473	120
Ryland Group, Inc.	1,146	116
Donaldson Co., Inc.	3,700	115
Roper Industries Inc.	1,800	111
* Terex Corp.	2,362	108
* Polycom, Inc.	4,739	108
* Mettler-Toledo International Inc.	2,009	104
* Andrew Corp.	7,188	102
IDEX Corp.	2,420	97
HNI Corp.	2,256	96
* AGCO Corp.	4,317	94
Plantronics, Inc.	2,275	94
Molex, Inc. Class A	3,817	93
Kennametal, Inc.	1,800	92
MDC Holdings, Inc.	1,187	90
Herman Miller, Inc.	3,555	87
Briggs & Stratton Corp.	2,208	87
Standard Pacific Corp.	1,447	81
* Flowserve Corp.	2,600	66
* Varian Semiconductor Equipment Associates, In	1,778	63
* Cymer, Inc.	1,797	55
Cognex Corp.	1,994	51

		15,004

Technology (21.4%)
Microsoft Corp.	499,828	13,400
International Business Machines Corp.	83,920	7,909
Intel Corp.	312,800	6,991
* Cisco Systems, Inc.	329,685	6,168
* Dell Inc.	108,391	4,392
QUALCOMM Inc.	79,398	3,305
Hewlett-Packard Co.	133,551	2,671
Texas Instruments, Inc.	84,407	2,041
* EMC Corp.	117,984	1,583
* Apple Computer, Inc.	18,545	1,243
* Symantec Corp.	15,421	984
* Sun Microsystems, Inc.	162,195	900
Adobe Systems, Inc.	11,672	707
Analog Devices, Inc.	18,229	674
* Juniper Networks, Inc.	24,153	665
Linear Technology Corp.	15,105	576
Electronic Data Systems Corp.	24,744	555
Xilinx, Inc.	16,875	527
* Network Appliance, Inc.	17,398	525
* Veritas Software Corp.	21,076	462
* Altera Corp.	18,455	419
* Broadcom Corp.	12,692	413
* Flextronics International Ltd.	27,128	389
* Advanced Micro Devices, Inc.	17,361	369
* Intuit, Inc.	8,547	358
Autodesk, Inc.	5,466	358
* Affiliated Computer Services, Inc. Class A	6,035	357
* Avaya Inc.	20,373	334
* Micron Technology, Inc.	29,724	329
* Marvell Technology Group Ltd.	9,254	297
* Solectron Corp.	46,955	293
Microchip Technology, Inc.	10,000	282
* NCR Corp.	4,610	275
* Cognizant Technology Solutions Corp.	6,351	242
* Sanmina-SCI Corp.	25,331	224
* Siebel Systems, Inc.	21,864	220
Scientific-Atlanta, Inc.	7,354	218
Harris Corp.	3,252	215
* JDS Uniphase Corp.	66,367	210
* Amdocs Ltd.	8,076	209
* Check Point Software Technologies Ltd.	8,719	207
* Mercury Interactive Corp.	4,506	205
* BMC Software, Inc.	10,781	200
Applera Corp.-Applied Biosystems Group	9,745	200
* Jabil Circuit, Inc.	7,934	199
* Citrix Systems, Inc.	8,195	193
* Unisys Corp.	15,981	184
* Cadence Design Systems, Inc.	13,180	181
* Zebra Technologies Corp. Class A	3,537	178
* SanDisk Corp.	7,815	176
* Storage Technology Corp.	5,478	160
* QLogic Corp.	4,635	159
* Tellabs, Inc.	18,291	156
Seagate Technology	10,250	154
* BEA Systems, Inc.	18,584	150
* Amphenol Corp.	4,254	149
* NVIDIA Corp.	7,594	145
* Ceridian Corp.	7,277	138
* Arrow Electronics, Inc.	5,607	137
* Synopsys, Inc.	7,545	133
* SpectraSite, Inc.	2,267	131
* Red Hat, Inc.	8,571	124
* Ingram Micro, Inc. Class A	6,075	117
* Novell, Inc.	18,476	113
Intersil Corp.	6,789	109
* Avnet, Inc.	5,833	107
Acxiom Corp.	4,117	104
* Western Digital Corp.	10,015	98
* LSI Logic Corp.	18,395	97
* Macromedia, Inc.	3,402	97
* TIBCO Software Inc.	8,398	97
* Compuware Corp.	16,639	96
* PMC Sierra Inc.	8,573	95
* UTStarcom, Inc.	4,823	94
* Avocent Corp.	2,431	92
* ADC Telecommunications, Inc.	39,216	92
* FLIR Systems, Inc.	1,632	92
* Avid Technology, Inc.	1,544	88
* Hyperion Solutions Corp.	1,939	87
* Brocade Communications Systems, Inc.	12,500	87
* Fairchild Semiconductor International, Inc.	5,654	86
* Integrated Circuit Systems, Inc.	3,600	85
* 3Com Corp.	18,659	83
* Sybase, Inc.	4,710	81
* Foundry Networks, Inc.	5,744	77
* Trimble Navigation Ltd.	2,421	76
* Atmel Corp.	21,492	76
Reynolds & Reynolds Class A	3,203	76
* Semtech Corp.	3,675	75
* Skyworks Solutions, Inc.	7,562	75
* Parametric Technology Corp.	12,770	75
National Instruments Corp.	2,550	73
* Akamai Technologies, Inc.	5,563	72
* Advanced Fibre Communications, Inc.	4,300	70
* CIENA Corp.	27,463	70
* Varian, Inc.	1,700	64
* RF Micro Devices, Inc.	9,072	63
* Integrated Device Technology Inc.	5,200	59
* Silicon Laboratories Inc.	1,904	57
Imation Corp.	1,725	56
* Applied Micro Circuits Corp.	14,946	55
* Emulex Corp.	3,870	55
* Maxtor Corp.	12,045	46
ADTRAN Inc.	1,994	45
* Mentor Graphics Corp.	3,543	44
* Conexant Systems, Inc.	21,629	43
* Electronics for Imaging, Inc.	2,463	41
* Agere Systems Inc. Class B	28,958	39
* Vitesse Semiconductor Corp.	10,588	34
* Agere Systems Inc. Class A	13,764	19

		69,580

Utilities (4.6%)
SBC Communications Inc.	161,484	4,065
BellSouth Corp.	89,293	2,395
* Nextel Communications, Inc.	52,566	1,496
* Comcast Corp. Special Class A	36,063	1,069
ALLTEL Corp.	14,994	850
* Comcast Corp. Class A	25,264	759
* Cox Communications, Inc. Class A	9,901	343
Kinder Morgan, Inc.	4,760	330
KeySpan Corp.	7,758	307
NiSource, Inc.	12,723	277
* NTL Inc.	3,388	236
* Cablevision Systems NY Group Class A	9,974	213
Questar Corp.	4,075	207
CenturyTel, Inc.	6,188	204
Citizens Communications Co.	14,088	201
Telephone & Data Systems, Inc.	2,474	192
* UnitedGlobalCom Inc. Class A	17,549	146
MDU Resources Group, Inc.	5,329	146
ONEOK, Inc.	4,751	133
* NII Holdings Inc.	2,853	123
AGL Resources Inc.	3,500	116
Puget Energy, Inc.	4,913	115
OGE Energy Corp.	4,323	112
Hawaiian Electric Industries Inc.	3,892	110
Aqua America, Inc.	4,534	107
Atmos Energy Corp.	3,682	99
* Western Wireless Corp. Class A	3,672	99
Energen Corp.	1,633	94
Peoples Energy Corp.	1,800	80
Piedmont Natural Gas, Inc.	3,400	80
NICOR Inc.	2,163	80
WGL Holdings Inc.	2,300	70
Duquesne Light Holdings, Inc.	3,710	65
* Cincinnati Bell Inc.	11,877	43

		14,962

Other (0.9%)
3M Co.	35,058	2,790
Carlisle Co., Inc.	1,533	92
Teleflex Inc.	1,722	87
Lancaster Colony Corp.	1,400	61

		3,030

TOTAL COMMON STOCKS
(Cost $312,525)		325,746

TEMPORARY CASH INVESTMENT (0.2%)

Vanguard Market Liquidity Fund, 2.01%**
(Cost $622)	621,900	622

TOTAL INVESTMENTS (100.1%)
(Cost $313,147)		326,368

OTHER ASSETS AND LIABILITIES-NET (-0.1%)		(342)

NET ASSETS (100%)		$326,026

  * Non-income-producing security.
** Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
REIT — Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2004, the cost of investment securities for tax purposes was $313,147,000. Net unrealized appreciation of investment securities for tax purposes was $13,221,000, consisting of unrealized gains of $42,919,000 on securities that had risen in value since their purchase and $29,698,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD WOLRD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.